ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
4.	ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Net accounts receivable consists of the following for the years ended December 31, 2010 and 2011:

	2010	2011
Accounts receivable	49,746	104,578
Allowance for doubtful accounts
Beginning balance	1,223	—
Additional allowance during the year	990	937
Deductions from reserves	(2,213)	(279)

Less: ending balance	—	658

Accounts receivable, net	49,746	103,920